Share-based payments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023 AUD ($)	Jun. 30, 2023	Jun. 30, 2023 shares	Jun. 30, 2022 AUD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee remuneration expense		$ 1,159,125			$ 1,674,581
Weighted average remaining contractual life of outstanding share options	2 years 11 months 28 days				3 years 17 days
Number of options issued to employees			7,930,000	7,930,000	4,800,000
Tranches 9 and 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable					50.00%
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable					75.00%
Tranches 12 and 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable					25.00%
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options issued to employees					1,000,000
Percentage of options going to vest			33.00%
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested not vested and exercisable			33.00%		33.00%
Number of options issued to employees					800,000
Tranche 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable			50.00%
Tranches 4, 5, 7 and 9 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable			75.00%
Tranches 10 and 16 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable			33.00%
Tranches 11, 12, 13 and 14 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable			25.00%
Tranches 12 and 13 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options going to vest			25.00%